February 11, 2020

Keith O’Connell, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price International Bond Funds, Inc.

 consisting of the following series and classes:

  T. Rowe Price International Bond Fund (USD Hedged)—Z Class

 File Nos. 002-65539/811-2958

Dear Mr. O’Connell:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There were no changes to the prospectus and Statement of Additional Information (“SAI”) that were filed under N-1A/A on February 6, 2020.

The Fund’s prospectus and SAI went effective on February 11, 2020.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Vicki S. Booth at 410-577-5024.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman